INTANGIBLE ASSETS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment expenses	$ 0	$ 0	$ 0	$ 0
Amortization expense	$ 30,000,000	$ 23,000,000	$ 67,000,000	$ 35,000,000